Construction contracts in progress (Tables)	12 Months Ended
Sep. 30, 2018
Construction Contracts [Abstract]
Schedule of status of construction contracts still in progress
The status of the Company’s construction contracts still in progress at the end of the reporting period was as follows:

	As at September 30, 2018	As at September 30, 2017
	$	$
Recognized as:
Revenue in the respective year	1,561,526	1,527,904
Recognized as:
Amounts due from customers under construction contracts[1]	310,924	278,792
Amounts due to customers under construction contracts	(56,422)	(56,068)

[1]	As at September 30, 2018, retentions held by customers for contract work in progress amounted to $11,541,000 ($11,971,000 as at September 30, 2017).